Taxation - Summary of Movement of Net Deferred Tax Assets/Liabilities (Detail) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Net deferred tax assets, Beginning balance	¥ 5,986
Net deferred tax liabilities, Beginning balance	(113)
Deferred tax credited/ (charged) to the statement of income	(6)		¥ 1,540	¥ 556
Deferred tax (charged)/ credited to other comprehensive income	(2)		13	(1,130)
Net deferred tax liabilities, Ending balance	(108)	$ (17)	(113)
Reclassified from current taxes payable			(1,304)
Net deferred tax assets, Ending balance	5,973	$ 918	5,986
Deferred tax assets [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Net deferred tax assets, Beginning balance	5,986		5,642	6,215
Deferred tax credited/ (charged) to the statement of income	(11)		1,635	557
Deferred tax (charged)/ credited to other comprehensive income	(2)		13	(1,130)
Reclassified from current taxes payable			(1,304)
Net deferred tax assets, Ending balance	5,973		5,986	5,642
Deferred tax liabilities [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Net deferred tax liabilities, Beginning balance	(113)		(18)	(17)
Deferred tax credited/ (charged) to the statement of income	5		(95)	(1)
Net deferred tax liabilities, Ending balance	¥ (108)		¥ (113)	¥ (18)